Commitments And Contingencies (Schedule Of Minimum Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments [Abstract]
2013	$ 14,235
2014	10,325
2015	5,318
2016	401
2017	200
Thereafter	77
Total minimum lease commitments	30,556
Less: amounts representing interest	(1,504)
Present value of capital lease obligations	29,052
Less: Current portion of capital leases	(13,350)		(12,057)
Long-term portion of capital lease obligations	15,702		11,768
Operating Leases, Future Minimum Payments Due [Abstract]
2013	10,166	[1]
2014	9,209	[1]
2015	7,715	[1]
2016	6,041	[1]
2017	9,105	[1]
Thereafter	10,181	[1]
Total minimum lease commitments	$ 52,417	[1]

[1]	Includes all operating leases having an initial or remaining noncancelable lease term in excess of one year.